UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS

DEBT PORTFOLIO

FORM N-Q

MAY 28, 2010

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of investments (unaudited)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 46.2%
CONSUMER DISCRETIONARY - 3.1%
Media - 3.1%
Grupo Televisa SA, Senior Bonds	6.625%	1/15/40	170,000		$171,031
Grupo Televisa SA, Senior Notes	6.625%	3/18/25	300,000		310,115
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	210,000		212,100	(a)

TOTAL CONSUMER DISCRETIONARY					693,246

ENERGY - 17.9%
Oil, Gas & Consumable Fuels - 17.9%
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	99,000		101,156	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	150,000		167,625
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	420,000		447,800	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	280,000		277,200	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	100,000		94,000	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	140,000		137,900	(a)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	683,000		672,753
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	205,000		206,752
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	290,000		160,225
Petroleos Mexicanos, Notes	8.000%	5/3/19	160,000		185,200
Petroleos Mexicanos, Senior Notes	6.000%	3/5/20	200,000		203,500	(a)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	100,000		110,000	(a)
Petronas Capital Ltd.	5.250%	8/12/19	890,000		909,262	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	250,000		272,211	(a)

TOTAL ENERGY					3,945,584

FINANCIALS - 7.2%
Commercial Banks - 5.1%
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	50,000		49,204	(a)(b)
HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank)	8.900%	12/20/10	8,815,000	RUB	218,855	(a)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	100,000		91,123	(a)(b)
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	130,000		136,337	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	100,000		97,625	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	439,000		430,220	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	100,000		111,000	(a)

Total Commercial Banks					1,134,364

Diversified Financial Services - 2.1%
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	350,000		361,625	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	100,000		102,500	(a)

Total Diversified Financial Services					464,125

TOTAL FINANCIALS					1,598,489

INDUSTRIALS - 2.2%
Building Products - 1.3%
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	179,000		185,712	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000		98,000	(a)

Total Building Products					283,712

Construction & Engineering - 0.9%
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	200,000		198,000	(a)

TOTAL INDUSTRIALS					481,712

MATERIALS - 7.1%
Metals & Mining - 6.7%
Evraz Group SA, Notes	8.875%	4/24/13	220,000		220,550	(a)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	60,000		59,852
Vale Overseas Ltd., Notes	8.250%	1/17/34	318,000		359,085
Vale Overseas Ltd., Notes	6.875%	11/21/36	495,000		494,604
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	140,000		142,100	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Metals & Mining - continued
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	200,000		$201,000	(a)

Total Metals & Mining					1,477,191

Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	85,000		93,950

TOTAL MATERIALS					1,571,141

TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 3.7%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	475,000		401,025	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	69,000		58,995	(a)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	200,000		205,500	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	140,000		147,066	(a)

Total Diversified Telecommunication Services					812,586

Wireless Telecommunication Services - 2.7%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	100,000		100,086	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	510,000		502,350	(a)

Total Wireless Telecommunication Services					602,436

TOTAL TELECOMMUNICATION SERVICES					1,415,022

UTILITIES - 2.3%
Electric Utilities - 1.8%
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	200,000		213,000	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	180,000		191,250	(a)

Total Electric Utilities					404,250

Independent Power Producers & Energy Traders - 0.5%
Colbun SA, Senior Notes	6.000%	1/21/20	100,000		99,681	(a)

TOTAL UTILITIES					503,931

TOTAL CORPORATE BONDS & NOTES (Cost - $10,257,306)					10,209,125

SOVEREIGN BONDS - 46.1%
Argentina - 2.7%
Republic of Argentina	9.000%	6/20/03	202,000	EUR	97,295	(c)
Republic of Argentina	7.000%	3/18/04	452,000	DEM	110,604	(c)
Republic of Argentina	11.250%	4/10/06	154,000	DEM	38,891	(c)
Republic of Argentina, Bonds	7.000%	9/12/13	340,000		281,435
Republic of Argentina, Discount Notes	8.280%	12/31/33	76,134		49,772
Republic of Argentina, GDP Linked Securities	0.000%	12/15/35	174,522	ARS	2,928	(b)
Republic of Argentina, GDP Linked Securities	0.000%	12/15/35	40,000	EUR	2,921	(b)
Republic of Argentina, GDP Linked Securities	0.000%	12/15/35	5,000		345	(b)

Total Argentina					584,191

Brazil - 6.1%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	1,409,000	BRL	752,631
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	516,000	BRL	253,414
Federative Republic of Brazil	7.125%	1/20/37	201,000		232,155
Federative Republic of Brazil	11.000%	8/17/40	80,000		106,496

Total Brazil					1,344,696

Colombia - 3.8%
Republic of Colombia	7.375%	9/18/37	402,000		446,220
Republic of Colombia, Senior Notes	7.375%	3/18/19	340,000		393,550

Total Colombia					839,770

Hungary - 1.0%
Republic of Hungary, Senior Notes	6.250%	1/29/20	230,000		229,597

Indonesia - 2.7%
Republic of Indonesia	10.250%	7/15/27	1,528,000,000	IDR	171,410
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	100,000		112,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Indonesia - continued
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	300,000	$312,000	(a)

Total Indonesia				595,660

Mexico - 2.1%
United Mexican States	8.125%	12/30/19	100,000	123,200
United Mexican States, Medium-Term Notes	6.050%	1/11/40	60,000	60,600
United Mexican States, Senior Notes	5.950%	3/19/19	265,000	286,863

Total Mexico				470,663

Panama - 2.4%
Republic of Panama	7.250%	3/15/15	179,000	207,640
Republic of Panama	9.375%	4/1/29	237,000	329,430

Total Panama				537,070

Peru - 3.1%
Republic of Peru	8.750%	11/21/33	337,000	447,368
Republic of Peru, Bonds	6.550%	3/14/37	48,000	51,984
Republic of Peru, Global Senior Bonds	7.350%	7/21/25	150,000	176,250

Total Peru				675,602

Qatar - 0.5%
State of Qatar, Senior Notes	4.000%	1/20/15	100,000	103,000	(a)

Russia - 6.4%
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	1,266,840	1,418,861	(a)

Turkey - 8.8%
Republic of Turkey, Notes	6.750%	5/30/40	460,000	458,850
Republic of Turkey, Senior Notes	7.500%	7/14/17	100,000	114,500
Republic of Turkey, Senior Notes	7.500%	11/7/19	110,000	125,950
Republic of Turkey, Senior Notes	6.875%	3/17/36	1,225,000	1,252,562

Total Turkey				1,951,862

Venezuela - 6.5%
Bolivarian Republic of Venezuela	5.750%	2/26/16	1,628,000	1,001,220	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.307%	4/20/11	156,000	138,840	(a)(b)
Bolivarian Republic of Venezuela, Collective Action Securities	9.375%	1/13/34	73,000	44,530
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	380,000	250,800

Total Venezuela				1,435,390

TOTAL SOVEREIGN BONDS (Cost - $10,151,684)				10,186,362

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.8%
U.S. Government Agencies - 1.8%
Federal Home Loan Bank (FHLB), Bonds	4.750%	12/10/10	135,000	138,111
Federal National Mortgage Association (FNMA), Notes	2.875%	10/12/10	265,000	267,563

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $413,484)				405,674

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,822,474)				20,801,161

SHORT-TERM INVESTMENTS - 6.0%
U.S. Government Agency - 0.1%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $21,991)	0.180%	8/23/10	22,000	21,993	(d)(e)

Repurchase Agreement - 5.9%
Morgan Stanley tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $1,302,026; (Fully collateralized by U.S. government agency obligations, 3.620% due 3/8/17; Market value - $1,339,136) (Cost - $1,302,000)	0.180%	6/1/10	1,302,000	1,302,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,323,991)				1,323,993

TOTAL INVESTMENTS - 100.1% (Cost - $22,146,465#)				22,125,154

Liabilities in Excess of Other Assets - (0.1)%				(12,682)

TOTAL NET ASSETS - 100.0%				$22,112,472

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 28, 2010.

(c)	The coupon payment on these securities is currently in default as of May 28, 2010.

(d)	Rate shown represents yield-to-maturity.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Portfolio (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$10,209,125	—	$10,209,125
Sovereign bonds	—	10,186,362	—	10,186,362
U.S. government & agency obligations	—	405,674	—	405,674

Total long-term investments	—	$20,801,161	—	$20,801,161

Short-term investments†	—	1,323,993	—	1,323,993

Total investments	—	$22,125,154	—	$22,125,154

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$(596)	—	—	$(596)
Interest rate swaps‡	—	$(2,558)	—	(2,558)

Total other financial instruments	$(596)	$(2,558)	—	$(3,154)

Total	$(596)	$22,122,596	—	$22,122,000

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income. Interest rate swaps are marked to market daily

Notes to Schedule of Investments (unaudited) (continued)

based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$883,944
Gross unrealized depreciation	(905,255)

Net unrealized depreciation	$(21,311)

At May 28, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury 10-Year Notes	8	9/10	$959,596	$959,000	$(596)

Notes to Schedule of Investments (unaudited) (continued)

At May 28, 2010, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND ‡	PAYMENTS RECEIVED BY THE FUND ‡	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Interest Rate Swaps:
Credit Suisse First Boston Inc.	$260,146	1/2/12	3-Month LIBOR	10.560%	—	$(876	)*
Credit Suisse First Boston Inc.	408,489	1/2/12	BRL-CDI	10.510	—	(1,682	)*

TOTAL	$668,635				—	$(2,558)

‡	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

Abbreviations used in this table

BRL-CDI	—	Overnight Brazilian Deposit Rate
LIBOR	—	London Interbank Offered Rate

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 28, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest rate contracts	—	$(596)	$(2,558)	$(3,154)
Other contracts	—	—	—	—

Total	—	$(596)	$(2,558)	$(3,154)

During the period ended May 28, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to buy)	$1,060,516
Forward foreign currency contracts (to buy)	50,416
Forward foreign currency contracts (to sell)	16,757

Average notional balance
Interest rate swap contracts	$668,635

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010